Investment Securities	3 Months Ended
Mar. 31, 2014
Investment Securities [Abstract]
Investment Securities

NOTE 5 — INVESTMENT SECURITIES

Investments include debt and equity securities.  The Company’s debt securities primarily include U.S. Treasury securities,  U.S. Government Agency securities, supranational and foreign government securities that typically mature in 91 days or less, and the carrying value approximates fair value.  Equity securities include common stock and warrants.

Investment Securities (dollars in millions)

	March 31,	December 31,
	2014	2013
Debt securities available-for-sale	$ 1,846.9	$ 1,487.8
Equity securities available-for-sale	14.3	13.7
Debt securities held-to-maturity (1)	304.7	1,042.3
Non-marketable equity investments(2)	89.1	86.9
Total investment securities	$ 2,255.0	$ 2,630.7

(1)     Recorded at amortized cost less impairment on securities that have credit-related impairment.

(2)     Non-marketable equity investments include $25.2 million and $23.6 million in limited partnerships at March 31, 2014 and December 31, 2013, respectively, accounted for under the equity method.  The remaining investments are carried at cost and include qualified Community Reinvestment Act (“CRA”) investments, equity fund holdings and shares issued by customers during loan work out situations or as part of an original loan investment.

Debt securities and equity securities classified as available-for-sale (“AFS”) are carried at fair value with changes in fair value reported in other comprehensive income (“OCI”), net of applicable income taxes.

Debt securities classified as held-to-maturity (“HTM”) represent securities that the Company has both the ability and intent to hold until maturity, and are carried at amortized cost.

Non-marketable equity investments include ownership interests greater than 3% in limited partnership investments that are accounted for under the equity method.  Equity method investments are recorded at cost, adjusted to reflect the Company’s portion of income, loss or dividends of the investee.  All other non-marketable equity investments are carried at cost and periodically assessed for other-than-temporary impairment (“OTTI”).

The Company conducts and documents periodic reviews of all securities with unrealized losses to evaluate whether the impairment is OTTI.  For debt securities classified as HTM that are considered to have OTTI that the Company does not intend to sell and it is more likely than not that the Company will not be required to sell before recovery, the OTTI is separated into an amount representing the credit loss, which is recognized in other income in the Consolidated Statement of Operations, and the amount related to all other factors, which is recognized in OCI.    OTTI on debt securities and equity securities classified as AFS and non-marketable equity investments are recognized in the Consolidated Statement of Operations in the period determined.

Realized investment gains totaled $3.3 million and $2.5 million for the quarters ended March 31, 2014 and 2013, respectively, and exclude losses from OTTI.     OTTI impairments on equity securities recognized in earnings were not material for the quarters ended March 31, 2014 and March 31, 2013. Impairment amounts in accumulated other comprehensive income (“AOCI”) were not material at March 31, 2014 or December 31, 2013.

In addition, the Company maintained $4.5 billion and $5.4 billion of interest bearing deposits at March 31, 2014 and December 31, 2013, respectively that are cash equivalents and are classified separately on the balance sheet.

The following table presents interest and dividends on interest bearing deposits and investments:

Interest and Dividend Income (dollars in millions)

	Three Months Ended March 31,
	2014	2013
Interest income - interest bearing deposits	$ 4.6	$ 3.5
Interest income - investments	3.3	1.9
Dividends - investments	0.9	1.0
Total interest and dividends	$ 8.8	$ 6.4

Securities Available-for-Sale

The following table presents amortized cost and fair value of securities AFS at March 31, 2014 and December 31, 2013.

Securities Available for Sale — Amortized Cost and Fair Value (dollars in millions)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
March 31, 2014	Cost	Gains	Losses	Value
Debt securities AFS
U.S. Treasury securities	$ 1,221.2	$ -	$ -	$ 1,221.2
U.S. government agency obligations	591.2	0.1	-	591.3
Supranational and foreign government securities	34.4	-	-	34.4
Total debt securities AFS	1,846.8	0.1	-	1,846.9
Equity securities AFS	13.8	0.6	(0.1)	14.3
Total securities AFS	$ 1,860.6	$ 0.7	$ (0.1)	$ 1,861.2
December 31, 2013
Debt securities AFS
U.S. Treasury securities	$ 649.1	$ -	$ -	$ 649.1
U.S. government agency obligations	711.9	-	-	711.9
Supranational and foreign government securities	126.8	-	-	126.8
Total debt securities AFS	1,487.8	-	-	1,487.8
Equity securities AFS	13.5	0.4	(0.2)	13.7
Total securities AFS	$ 1,501.3	$ 0.4	$ (0.2)	$ 1,501.5

Debt Securities Held-to-Maturity

The carrying value and fair value of debt securities HTM at March 31, 2014 and December 31, 2013 were as follows:

Debt Securities Held-to-Maturity — Carrying Value and Fair Value (dollars in millions)

		Gross	Gross
	Carrying	Unrecognized	Unrecognized	Fair
	Value	Gains	Losses	Value
March 31, 2014
Mortgage-backed securities - U.S. government owned and sponsored agencies	$ 104.0	$ 1.9	$ (4.9)	$ 101.0
State and municipal	51.6	-	(3.1)	48.5
Foreign government	36.3	-	-	36.3
Corporate - foreign	112.8	10.4	-	123.2
Total debt securities held-to-maturity	$ 304.7	$ 12.3	$ (8.0)	$ 309.0
December 31, 2013
U.S. government agency obligations	$ 735.5	$ 0.1	$ -	$ 735.6
Mortgage-backed securities - U.S. government owned and sponsored agencies	96.3	1.7	(5.8)	92.2
State and municipal	57.4	-	(6.5)	50.9
Foreign government	38.3	-	-	38.3
Corporate - foreign	114.8	9.0	-	123.8
Total debt securities held-to-maturity	$ 1,042.3	$ 10.8	$ (12.3)	$ 1,040.8

The following table presents the carrying value and fair value of debt securities HTM by contractual maturity dates:

Debt Securities Held-to-Maturity — Carrying Value and Fair Value Maturities (dollars in millions)

	March 31, 2014		December 31, 2013
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
U.S. government agency obligations
Total - Due within 1 year	$ -	$ -	$ 735.5	$ 735.6
Mortgage-backed securities - U.S. government owned and sponsored agencies
Due after 5 but within 10 years	1.4	1.4	-	-
Due after 10 years (1)	102.6	99.6	96.3	92.2
Total	104.0	101.0	96.3	92.2
State and municipal
Due within 1 year	0.6	0.6	0.7	0.7
Due after 1 but within 5 years	3.9	3.9	4.4	4.4
Due after 5 but within 10 years	0.6	0.6	0.7	0.7
Due after 10 years (1)	46.5	43.4	51.6	45.1
Total	51.6	48.5	57.4	50.9
Foreign government
Due within 1 year	30.9	30.9	29.8	29.8
Due after 1 but within 5 years	5.4	5.4	8.5	8.5
Total	36.3	36.3	38.3	38.3
Corporate - Foreign
Due within 1 year	0.8	0.8	0.8	0.8
Due after 1 but within 5 years	46.6	54.6	48.6	56.1
After 5 but within 10 years	65.4	67.8	65.4	66.9
Total	112.8	123.2	114.8	123.8
Total debt securities held-to-maturity	$ 304.7	$ 309.0	$ 1,042.3	$ 1,040.8

(1)   Investments with no stated maturities are included as contractual maturities of greater than 10 years.  Actual maturities may differ due to exercise of call or prepayment rights.